EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Common Share
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2021	2020	2019
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$418,945	$269,579	$245,950
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	37,273	23,140	20,412

Earnings allocated to Watsco, Inc. shareholders	$381,672	$246,439	$225,538

Weighted-average common shares outstanding—Basic	35,244,230	35,069,516	34,644,700

Basic earnings per share for Common and Class B common stock	$10.83	$7.03	$6.51

Allocation of earnings for Basic:
Common stock	$353,873	$228,361	$208,779
Class B common stock	27,799	18,078	16,759

	$381,672	$246,439	$225,538

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$418,945	$269,579	$245,950
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	37,222	23,140	20,411

Earnings allocated to Watsco, Inc. shareholders	$381,723	$246,439	$225,539

Weighted-average common shares outstanding—Basic	35,244,230	35,069,516	34,644,700
Effect of dilutive stock options	179,608	81,055	30,941

Weighted-average common shares outstanding—Diluted	35,423,838	35,150,571	34,675,641

Diluted earnings per share for Common and Class B common stock	$10.78	$7.01	$6.50